SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill, Lease and Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of goodwill	$ 0	$ 0	$ 0
Impairment loss on equity securities without readily determinable fair values	0	755,524	0
Impairment loss on available-for-sale investments	$ 150,978	$ 0	$ 0
Maximum
Remaining lease terms (in years)	10 years